BBH TRUST
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BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)
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SUPPLEMENT DATED DECEMBER 22, 2016
TO THE PROSPECTUS, DATED FEBRUARY 29, 2016

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.
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Approval of new Sub-Adviser and related changes to the Fund’s principal investment strategies and risks and fees and expenses

On December 7, 2016, the Fund’s Board of Trustees (the “Board”) approved Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”) to serve as the sub-adviser for the BBH International Equity Fund (the “Fund”), to be effective on February 24, 2017 (the “Effective Date”), pursuant to a Sub-advisory Agreement between Brown Brothers Harriman & Co. through a separately identifiable department (the “Investment Adviser”) and Select Equity Group.  On the Effective Date, Walter Scott & Partners Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian”) will no longer serve as the Sub-advisers to the Fund and Select Equity Group will assume the day-to-day management of the Fund's portfolio.  Effective February 24, 2017, all references in the Fund’s Prospectus referencing Walter Scott and Mondrian as the Fund’s Sub-advisers are hereby deleted in their entirety and replaced with Select Equity Group, L.P. as the Fund’s Sub-adviser.

In connection with the Board’s approval of Select Equity Group as the Fund’s Sub-Adviser on the Effective Date, the Board approved the change of the Fund’s classification to a diversified fund and the following changes to the Fund’s principal investment strategies, principal risks, management fees and total annual fund operating expenses.  The Fund will bear the costs and expenses associated with transitioning the assets of the Fund’s portfolio to the Sub-adviser and implementing the Sub-adviser’s investment strategies prior to and after the Effective Date.

Redesignation of Class N Shares to Class I Shares and Closure of Class N Shares

Effective February 24, 2017 (the “Effective Date”), Class N Shares of the Fund will no longer be offered.  Class N Shares of the Fund will be redesignated and renamed “Class I Shares.” Following the Effective Date, the rights, privileges or expenses of existing Class N shareholders will be the same as the rights, privileges or expenses of Class I shareholders.

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As of the Effective Date, the “Annual Fund Operating Expenses” table in the “Fee and Expenses of the Fund” section of the Prospectus on page 4 will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	0.65%
Distribution (12b-1) Fee	0.00%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	0.70%
*Restated to reflect current fees.

●	As of the Effective Date, the first three paragraphs in the “Principal Investment Strategies” section of the Prospectus on page 5 will be deleted in their entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States. Developed markets are those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world.  An emerging market is generally considered to be a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

Brown Brothers Harriman & Co. (“BBH&Co.”) serves as the investment adviser to the Fund through a separately identifiable department (the “Investment Adviser”).  The Investment Adviser employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”).  Subject to the general supervision by the Fund’s Board of Trustees (the “Board”), the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser.  The Sub-adviser will be primarily responsible for the day-to-day management of the Fund's portfolio, including purchases and sales of individual securities.  However, the Investment Adviser may also manage a portion the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards and/or futures (“Derivatives”) for the purpose of hedging the value of securities purchased or intended to be purchased.

Investment Process: The Sub-adviser will focus on identifying attractive businesses and will invest opportunistically in these businesses when it believes that good long term returns can be achieved.  The Sub-adviser defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value.  They are, in the view of the Sub-adviser, both well positioned for long term growth and resilient in difficult economic environments. The Sub-adviser employs intensive and rigorous fundamental equity research in order to identify these investment opportunities.  The Sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

●	As of the Effective Date, the “Principal Risks of the Fund” section beginning on page 6 of the Prospectus is supplemented with the following:

Concentrated Portfolio Holdings Risk:
Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the 1940 Act, the Fund’s portfolio is expected to be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Derivatives Risk:
Derivatives, including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Large Cap Company Risk:
Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

●	As of the Effective Date, the first two paragraphs in the “Investment Adviser” section of the Prospectus on page 11 will be deleted in their entirety and replaced with the following:

INVESTMENT ADVISER
BBH&Co. serves as the investment adviser to the Fund through a separately identifiable department. Select Equity Group, L.P. currently serves as the sub-adviser to the Fund. The following individuals are responsible for the day-to-day management of the Fund:

Portfolio Managers

The Sub-adviser’s portfolio management team for the Fund utilizes a team-based approach and is comprised of Chad Clark, Brian Vollmer, Matthew Pickering, Jonathan Allen and Loren Lewallen, who are each Senior Investment Team Members responsible for day to day management of the Fund’s portfolio commencing on February 24, 2017.   Chad Clark joined Select Equity Group in August 2010 and oversees Select Equity Group’s international strategies. Brian Vollmer joined Select Equity Group full time in August 2006. Matthew Pickering joined Select Equity Group in December 2010. Mr. Pickering is a CFA® charterholder.  Jonathan Allen joined Select Equity Group in April 2010. Mr. Allen is a CFA® charterholder.  Loren Lewallen joined Select Equity Group full time in September 2007. Mr. Lewallen is a CFA® charterholder.

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As of the Effective Date, the “Investment Minimum” sub-section of the “Purchase and Sale of Fund Shares” section of the Prospectus on page 12 and the “Investment Minimum” sub-section of the “Purchase and Sale of Fund Shares” section of the Prospectus on page 28 will be deleted in their entirety and replaced with the following:

Investment Minimums*

Class I**
Initial Purchases	$10,000
Subsequent Purchases	$1,000

 * The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers.
** The Fund has waived the investment minimums for all BBH&Co. Partners, employees, Fund Trustees and their respective family members and partners, directors, officers or employees of Select Equity Group, who wish to invest in the Fund’s Class I Shares.

●	As of the Effective Date, the following paragraph is added to the end of the “Payments to Financial Intermediaries” section of the Prospectus on page 12:

For shareholders with discretionary investment management accounts managed by BBH&Co. (“BBH&Co. Account”), BBH&Co. will include the value of the shareholder’s investment in the Fund when calculating the advisory fee applicable to such shareholder's BBH&Co. Account, which may result in the shareholder paying a higher overall fee to BBH&Co. on the shareholder's investment in the Fund.

●
As of the Effective Date, the first five paragraphs in the “Principal Investment Strategies” section beginning on page 13 of the Prospectus on will be deleted in their entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States. Developed markets are those markets included in the MSCI-EAFE Index and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world. An emerging market is generally considered to be a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.  Although the Fund is expected to invest primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, rights and warrants. The Fund may purchase these equity securities directly or in the form of American Depository Receipts (“ADRs”), Global Depositary Receipts or other similar securities representing securities of foreign-based companies, national security exchanges or over-the-counter markets.

The Investment Adviser employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s Sub-adviser, currently, Select Equity Group.  Subject to the general supervision by the Fund’s Board, the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser.    The Sub-adviser will be primarily responsible for the day-to-day management of the Fund's portfolio, including purchases and sales of individual securities.  However, the Investment Adviser may also manage a portion of the Fund’s assets according to the Fund’s principal investment strategies.

Investment Process: The Sub-adviser will focus on identifying attractive businesses and will invest opportunistically in these businesses when it believes that good long term returns can be achieved.  The Sub-adviser defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value.  They are, in the view of the Sub-adviser, both well positioned for long term growth and resilient in difficult economic environments. The Sub-adviser employs intensive and rigorous fundamental equity research in order to identify these investment opportunities.

Other sub-advisers may be added in the future to complement this style. The Investment Adviser monitors the Sub-adviser by reviewing its portfolio performance and characteristics, and changes in key personnel. Quantitative evaluations, including evaluations of performance and portfolio characteristics, will be performed at least quarterly.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards and/or futures for the purpose of hedging the value of securities purchased or intended to be purchased.

●	As of the Effective Date, the “Principal Risks of the Fund” section beginning on page 15 of the Prospectus is supplemented with the following:

Concentrated Portfolio Holdings Risk:
Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the 1940 Act, the Fund’s portfolio is expected to be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Derivatives Risk:
Derivatives, including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Large Cap Company Risk:
Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

●	As of the Effective Date, the third paragraph in the “Management of the Fund” section of the Prospectus on page 21 will be deleted in its entirety and replaced with the following:

The Investment Adviser employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group. Subject to the general supervision by the Fund’s Board, the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser.  The Sub-adviser will be primarily responsible for the day-to-day management of the Fund's portfolio, including purchases and sales of individual securities.  However, the Investment Adviser may also manage a portion the Fund’s assets according to the Fund’s principal investment strategies.

●	As of the Effective Date, the first paragraph in the “Investment Advisory and Administrative Fee” section of the Prospectus on page 22 will be deleted in its entirety and replaced with the following:

Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.65% for the first $3 billion and 0.60% for amounts over $3 billion of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. The Investment Adviser pays a sub-advisory fee to the Sub-adviser out of its own assets. For purposes of calculating the sub-advisory fee to the Sub-adviser, the assets managed by the Sub-adviser will be determined based on the combined average daily net assets of the Fund, a Cayman investment trust and such other funds or accounts managed by the Sub-adviser as the Investment Adviser and the Sub-adviser may agree to from time to time.  The Fund is not responsible for paying any portion of the sub-advisory fee to the Sub-adviser. The Investment Adviser may from time to time voluntarily waive all or a portion of its advisory and administrative fee from the Fund.

●	As of the Effective Date, the first two paragraphs in the “The Sub-Advisers” section of the Prospectus beginning on page 22 will be deleted in their entirety and replaced with the following:

The Sub-Adviser

Pursuant to a Sub-Advisory Agreement with the Investment Adviser, and subject to the general supervision of the Board, the Sub-adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments.

The name and address of the Sub-adviser and certain information about the portfolio manager or portfolio management team for the Fund are set forth below.

	Portfolio Manager/Portfolio	Fund
	Management Team Members, Title,	Manager
Sub-Adviser	Past 5 Years’ Business Experience	Commencing

	Chad Clark	2017
Select Equity Group, L.P. 380 Lafayette Street New York, New York 10003	Title: Senior Investment Team Member
Mr. Clark joined Select Equity in August 2010. He oversees the Firm’s international strategies. Mr. Clark is a member of the Firm’s Management Committee. Prior to joining Select Equity, Mr. Clark spent 14 years at Harris Associates, where he was a Partner and co-managed the Oakmark International Small Cap Fund and Harris International Value L.P. Prior to Harris Associates, he was an Analyst in Corporate Finance at William Blair & Company. Mr. Clark is a CFA® charterholder. Mr. Clark received a B.S. from Carnegie Mellon University (summa cum laude).

	Brian Vollmer	2017
	Title: Senior Investment Team Member
Mr. Vollmer began at Select Equity as an intern in 2005 and joined the Firm full time in August 2006. Prior to joining Select Equity, Mr. Vollmer worked as a private equity Investment Analyst for Hicks, Muse, Tate & Furst. Prior to Hicks, Muse, Tate & Furst, he worked in the Investment Banking Division at Goldman Sachs. Mr. Vollmer received a B.S. from the University of Virginia (with distinction) and an M.B.A. from the Stanford Graduate School of Business, where he graduated as an Arjay Miller Scholar.

	Matthew Pickering	2017
	Title: Senior Investment Team Member
Mr. Pickering joined Select Equity in December 2010. Prior to joining Select Equity, Mr. Pickering was an Analyst with Harris Associates for four years. Prior to Harris Associates, he worked for six years as an Analyst and Associate Portfolio Manager with Institutional Capital. Mr. Pickering is a CFA® charterholder. Mr. Pickering received a B.S. from Miami University (magna cum laude).

	Jonathan Allen	2017
	Title: Senior Investment Team Member
Mr. Allen joined Select Equity in April 2010. Prior to joining Select Equity, Mr. Allen was a Principal, Portfolio Manager and Analyst with Clay Finlay for 16 years. Mr. Allen is a CFA® charterholder. Mr. Allen received a B.A. from the University of Pennsylvania.

	Loren Lewallen	2017
	Title: Senior Investment Team Member
Mr. Lewallen began at Select Equity as an intern in 2006 and joined the Firm full time in September 2007. Mr. Lewallen is a CFA® charterholder. Mr. Lewallen received a B.A. from Columbia University (magna cum laude).

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As of the Effective Date, the “Description of Share Classes” section of the Prospectus on page 27 will be deleted in its entirety and the “Purchase of Shares” sub-section of the “Account Transactions” section of the Prospectus on page 27 will include the following statement immediately after the sub-section heading (and supersede any statement that Class N Shares will be offered):

“The Fund offers Class I shares through this Prospectus representing interests in a single portfolio of securities.  Investors are only eligible to purchase shares of the Fund as described below.”

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As of December 22, 2016, the “Purchase of Shares” sub-section of the “Account Transactions” section of the Prospectus on pages 27 and 28 will be deleted in its entirety and replaced with the following:

Purchase of Shares

Limited Offering of the Class N and I Shares

Effective December 22, 2016, the Fund’s Class N and Class I Shares will be offered on a limited basis.  After such date, Investors are not eligible to purchase shares of the Fund, except as described below.

The following individuals (referred to as “Eligible Investors”) may invest in the Fund and/or reinvest dividends and capital gains distributions from shares owned in the Fund:

●	BBH&Co. private banking and/or private wealth management clients;

●	investors with an agreement with Brown Brothers Harriman Investments, LLC or the Fund’s distributor permitting investment in the Fund;

●	a Trustee or officer of the BBH Trust, or a partner or employee of BBH&Co. or its affiliates, or a member of the immediate family of any of those persons;

●	an account for an employee benefit plan or retirement plan sponsored by BBH&Co.; and

●	a partner, director, officer or employee of Select Equity Group.

Eligible Investors may be asked to verify that they meet one of the eligibility requirements above prior to opening a new account in the Fund. The Fund may permit you to open a new account if the Fund reasonably believes that you are eligible. The Fund also may decline to permit you to open a new account if the Fund believes that doing so would be in the best interests of the Fund and its shareholders, even if you would be eligible to open a new account.

The Fund’s ability to enforce the eligibility requirements listed above with respect to accounts held by financial intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

Additional information that applies to the offering:

An existing investor that does not meet the above eligibility requirements and has been a shareholder in the Fund is able to continue to remain an investor in the Fund (an “Existing Shareholder”) and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund; however, the Existing Shareholder may not purchase additional shares of the Fund, either directly or as the beneficial owner of shares held in another account.

For an Existing Shareholder, if all shares of the Fund in an Existing Shareholder’s account are voluntarily redeemed or involuntarily redeemed, then the Existing Shareholder’s account will be closed. Once closed, such former Existing Shareholders will not be able to reopen their accounts in the Fund.  These repurchase restrictions, however, do not apply to investors listed above as eligible to continue to purchase even if the Eligible Investor would liquidate its entire position.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, the Fund’s transfer agent will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be returned.  If the transfer agent cannot contact the investor within 30 days, the entire amount of the intended investment will be returned.

The Fund reserves the right to change these policies at any time. The Fund may from time to time, in its sole discretion, limit new purchases into the Fund or otherwise modify the eligibility requirements at any time.

The Fund offers its shares to Eligible Investors on a continuous basis at the current NAV without a sales charge. Eligible Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the current NAV, which is next determined after the Fund receives the purchase order, including acceptable payment for such order. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. Shares are entitled to dividends declared, if any, starting as of the first Business Day following the day the Transfer Agent records the purchase.

An Eligible Investor may place purchase orders for Fund shares directly through the Transfer Agent. Such orders will be priced at the NAV next calculated after the Fund accepts payment and that payment has been converted into federal funds. Such orders are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

In addition to being able to buy and sell Fund shares directly through the Transfer Agent, Eligible Investors may also buy or sell shares of the Fund through accounts with a Financial Intermediary that is authorized to place trades in Fund shares for their customers. Such shares are held in the Financial Intermediary’s name on behalf of that customer pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares.

Shares of the Fund have not been registered for sale outside the U.S. The Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.